Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 13, 2019 USD ($) $ / shares shares	Mar. 12, 2019 USD ($) shares	Dec. 31, 2019 shares	Aug. 14, 2019	Jun. 30, 2019 shares
Business Combinations
Stock conversion ratio	0.00757		0.00757
Warrants to purchase shares of common stock			52,800,000		52,800,000
Shareholders of Jersey (Company Owners)
Business Combinations
Aggregate stock consideration issued | $	$ 3,052,500	$ 2,175,000
Number of shares issued	305,250,000	217,500,000
Share price | $ / shares	$ 10.00
Ownership percentage	74.00%			60.00%
Warrants to purchase shares of common stock	52,800,000
Compensatory options issued	24,806,793
Number of ordinary shares owned of record by the sponsor	10,600,000
Churchill public shareholders
Business Combinations
Aggregate stock consideration issued | $	$ 690,000
Number of shares issued	68,999,999
Ownership percentage	26.00%
Churchill Sponsor
Business Combinations
Aggregate stock consideration issued | $	$ 187,500
Number of shares issued	17,250,000
Certain investors
Business Combinations
Number of shares issued	1,500,000